Condensed Interim Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)
Operating Activities
Net loss before income tax	€ (1,397,715)	€ (2,861,331)
Items not affecting cash:
Stock based compensation	63,682	32,911
Bad debt expense		143,483
Depreciation of property and equipment	5,937	5,829
Amortization of intangible assets	48,762	24,842
Amortization of right-of-use assets	38,250	31,571
Accretion of lease liabilities	2,442	1,054
Gain on lease cancellation	(137)
Provision for inventory reserves		(263,202)
Changes in non-cash working capital items:
Inventories	(636,450)	3,174,204
Accounts receivable	1,934,794	816,345
Deferred tax assets	3,390
Due from related parties	(151,543)	1,418,189
Due to related parties	(1,329)	(9,882)
Prepaid expense	(580,865)	(194,255)
Accounts payable and accrued liabilities	(733,186)	12,503
Accrued interest payable	23,436
Accrued interest payable – related party	40,627
Net cash provided by (used in) operating activities	(1,339,904)	2,332,261
Investing Activities
Short-term investments		(8,000)
Proceeds from return of short-term investments		500,000
Purchase of equipment	(9,008)	(1,996)
Purchase of intangible assets	(450,962)	(429,709)
Net cash provided by (used in) investing activities	(459,970)	60,295
Financing Activities
Proceeds from debt bond	1,667,638
Repayment of debt bond	(126,676)
Repayment of bank loans	(90,374)	(116,479)
Net proceeds (repayment) from lines of credit	276,052	(1,066,535)
Repayment of lease liabilities	(40,488)	(32,665)
Payments to related parties	(907,213)	(1,701,854)
Proceeds from related parties	370	400,323
Net cash provided by (used in) financing activities	779,309	(2,517,210)
Net change in cash	(1,020,565)	(124,654)
Cash - beginning of period	2,384,625	620,531
Cash - end of period	€ 1,364,060	€ 495,877